Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment revenues:
Revenues	¥ 2,292,708	¥ 2,280,329	¥ 2,434,864
Segment profits:
Total segment profits	258,814	269,681	329,438
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	23	(384)	(404)
Income before Income Taxes	287,561	412,561	395,730
Segment assets:
Allowance for doubtful receivables on finance leases and probable loan losses	(79,995)	(56,836)	(58,011)	¥ (54,672)
Trade Notes, Accounts and Other Receivable	354,334	312,744
Other corporate assets	1,671,010	1,495,472
Assets	13,563,082	13,067,528	12,174,917
Operating Segment
Segment revenues:
Revenues	2,298,365	2,283,332	2,438,059
Segment profits:
Total segment profits	318,891	443,252	424,869
Segment assets:
Assets	11,341,789	10,883,545	9,986,916
Corporate, Non-Segment
Segment revenues:
Revenues	12,010	16,273	16,538
Segment profits:
Corporate losses	(35,939)	(35,733)	(33,307)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	4,609	5,042	4,168
Segment assets:
Cash and cash equivalents, restricted cash	1,079,575	1,135,284	1,283,580
Allowance for doubtful receivables on finance leases and probable loan losses	0	(56,836)	(58,011)
Allowance For Credit Losses	(78,945)	0	0
Trade Notes, Accounts and Other Receivable	354,334	312,744	280,590
Other corporate assets	866,329	792,791	681,842
Intersegment Eliminations
Segment revenues:
Revenues	¥ (17,667)	¥ (19,276)	¥ (19,733)